Accounts receivable, net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Credit Loss [Abstract]
Beginning balance	$ 75,931	$ 302,084
Addition (reversal)	79,724	(231,966)
Exchange rate effect	(2,787)	5,813
Ending balance	$ 152,868	$ 75,931